Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Abstract]
Amount outstanding	$ 214,755	$ 148,666
Federal Home Loan Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Federal Reserve Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Cash Management [Member]
Short-term Debt [Abstract]
Amount outstanding	214,755	148,666	$ 161,893
Maximum amount outstanding at any month end	213,043	169,214	233,522
Average amount outstanding	$ 180,065	$ 159,220	$ 194,810
Weighted average interest rate, For the year	0.56%	0.92%	0.65%
Weighted average interest rate, As of year end	0.47%	0.90%	0.95%